REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2021
Revenue Recognition [Abstract]
Schedule of Company's Revenues According to Company's Segments
	Period ended June 30,
	2021	2020
Airport Security and Other Aviation Services	$114,001	113,840
Authentication Technology	40,418	12,286
Total revenues	$154,419	$126,126

Schedule of Company's Revenues Disaggregated by Geography
	Period ended June 30,
	2021		2020
Germany	$56,026	36.3%	$59,779	47.4%
The Netherlands	22,698	14.7%	30,461	24.2%
United States	44,457	28.8%	22,583	17.9%
Other countries	31,238	20.2%	13,303	10.5%
Total revenues	$154,419	100.0%	$126,126	100.0%